                                  UNITED STATES
                        SECURITIES AND EXHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [ ]; Amendment Number: __________________

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Nuveen Investment Solutions, Inc.
Address: 333 W. Wacker Dr., 30th Floor
         Chicago, IL 60606

13F File Number: 145-6515

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Mary E. Keefe
Title: Vice President and Chief Compliance Officer
Phone: 312-917-7700

Signature, Place, and Date of Signing:


/s/ Mary E. Keefe                       Chicago, IL     November 9, 2010
-------------------------------------   -------------   ------------------------
[Signature]                             [City, State]   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manger is reported in this report and a portion is reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section]

None

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                1
Form 13F Information Table Entry Total:          16
Form 13F Information Table Value Total:     $65,420
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File #   Name
---   ---------------   ------------------------
1     028-11405         Nuveen Investments, Inc.

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
                                                                                                               -VOTING AUTHORITY-
                                                                     VALUE SHARES/ SH/ PUT/ INVSTMT            ------------------
  NAME OF ISSUER                         -TITLE OF CLASS- --CUSIP-- X$1000 PRN AMT PRN CALL DSCRETN -MANAGERS-  SOLE  SHARED NONE
  -------------------------------------- ---------------- --------- ------ ------- --- ---- ------- ---------- ------ ------ ----
D ISHARES BARCLAYS US TIPS FUND          com              464287176  15260  139965 sh       sole               139965
D ISHARES BARCLAYS 1-3 YR TSY BD FD      com              464287457  11285  133760 sh       sole               133760
D ISHARES MSCI EMERGING MKTS INDEX       com              464287234  10258  229125 sh       sole               229125
D ISHARES MSCI EAFE GROWTH INDEX FUND    com              464288885   7764  136960 sh       sole               136960
D ISHARES DOW JONES REAL ESTATE INDEX    com              464287739   5547  104890 sh       sole               104890
D ISHARES BARCLAYS 3-7 YR TSY BD FD      com              464288661   4338   36690 sh       sole                36690
D ISHARES COMEX GOLD TRUST               com              464285105   4017  313840 sh       sole               313840
D VANGUARD EMERGING MARKETS ETF VWO      com              922042858   2269   49980 sh       sole                49980
D ISHARES BARCLAYS 7-10 YR TSY BF FD     com              464287440   1734   17510 sh       sole                17510
D ISHARES S&P NATIONAL MUNI BOND FUND    com              464288414   1059    9920 sh       sole                 9920
D SPDR S&P EMERGING MID EAST & AFRICA    com              78463X806    694    9790 sh       sole                 9790
D CLAYMORE/BNY MELLON FRONTIER MKTS      com              18383Q838    691   30370 sh       sole                30370
D ISHARES BARCLAY AGENCY BOND ETF        com              464288166    353    3170 sh       sole                 3170
D I SHARES 10+ YEAR CREDIT BOND ETF      com              464289511     51     910 sh       sole                  910
D SPDR BARCLAYS CAP LT CREDIT BD FD ETF  com              78464A367     50    1300 sh       sole                 1300
D PIMCO BUILD AMERICA BOND STRATEGY FUND com              72201R825     50     990 sh       sole                  990